Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2016 and 2017 (in thousands):

	December 31,	December 31,
	2016	2017
	RMB	RMB
Value Added Tax payable	55,996	103,182
Withholding individual income taxes for employees	131,006	161,814
Enterprise income taxes	1,360,686	1,248,518
Others	174,813	51,178

	1,722,501	1,564,692